John Hancock Bond Fund Investment Objectives and Goals - John Hancock Bond Fund Class NAV [Member] - John Hancock Bond Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek a high level of current income consistent with prudent investment risk.